PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Basis of presentation

<1>Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The accompanying consolidated financial statements have been prepared on a going concern basis. The Group has accumulated deficit of approximately RMB2,897.8 million (US$417.4 million) and total current liabilities exceeded total assets by approximately RMB222.9 million (US$32.1 million) as of December 31, 2016. The Group also suffered a net loss of approximately RMB667.1 million (US$96.1 million) for the year ended December 31, 2016. The Group expects to continue to incur product development, and sales and marketing expenses for licensed and proprietary new games in order to achieve overall revenue growth. These factors raise substantial doubt about the Group’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might result from the outcome of this uncertainty.

To meet its capital needs, the Group is considering multiple alternatives, including, but not limited to, additional equity financings, launch of new games, other debt financings and cost control as outlined below. There can be no assurance that the Group will be able to complete any such transaction on acceptable terms or otherwise. If the Group is unable to obtain the necessary capital, it will need to pursue a plan to license or sell its assets, seek to be acquired by another entity and/or cease operations.

Additional external debt financing

In March 2016, Bank of Shanghai (BOS) issued a commitment letter whereby BOS agrees to grant the Group a credit facility of RMB50 million (US$7.2 million). In March 2017, the credit facility was extended for one year. The Group can apply to withdraw the funding from BOS should they require liquidity for its operations. As of December 31, 2016, the Group had withdrawn RMB25.0 million (US$3.6 million) under this credit facility with annual interest rate of 6.525% and the loans were guaranteed by Jun Zhu and The9 Computer.

Launch of new games

The Group plans to launch our proprietary online games on different platforms, including CrossFire New Mobile Game and a web game called Soul Awake in 2017. In addition, Asian Way is developing and plan to launch a game called Audition AR in 2017.

Other External Financing

The Group is financing the development of CrossFire New Mobile Game through fund-raising on Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2016, the Group had raised RMB57.5 million (US$8.3 million), and the group plans to raise an additional RMB100 million (US$14.4 million) in 2017 until the game is launched. For details, please refer to Note 19.

Cost Control

Currently a significant portion of our cash outflows is attributable to our payroll-related costs. We have the ability to control the level of discretionary spending on payroll costs by reducing our headcount within a short period of time when necessary.

Consolidation

<2> Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs in which it has a controlling financial interest. The results of the subsidiary are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the company demonstrates its ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiary and VIEs have been eliminated in consolidation.

In April 2010, the Group acquired a controlling interest in Red 5. In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited, or L&A, with certain other shareholders of Red 5 (Note 8). After the transaction, the Group owned 34.71% shareholding in Red 5. As the Group owned majority of board members and continuously contributed funding to the operation of Red 5, the Group still retained effective control over Red 5 and Red 5 remained to be consolidated entity of the Group as of December 31, 2016.

PRC laws and regulations currently prohibit or restrict foreign ownership of internet-related business. In September 2009, the General Administration of Press and Publication Radio, Film and Television (“GAPPRFT”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform to Further Strengthen the Administration of Pre-approval on Online Games and Approval on Import Online Games, or the GAPP Circular. Pursuant to Administrative Measures on Network Publication, or the Network Publication Measures jointly issued by GRAPPRFT and the Ministry of Information Industry (which has subsequently been reorganized as the Ministry of Industry and Information Technology (“MIIT”) on February 4, 2016, effective from March 2016, wholly foreign-owned enterprises, Sino-foreign equity joint ventures and Sino-foreign cooperative enterprises shall not engage in the provision of web publishing services, including online game services. Prior examination and approval by GAPPRFT are required on project cooperation involving internet publishing services between an internet publishing services and a wholly foreign-owned enterprise, Sino-foreign equity joint venture, or Sino-foreign cooperative enterprise within China or an overseas organization or individual. It is unclear whether authorities will deem VIE structure of the Group as a kind of such “manners of cooperation” by foreign investors to gain control over or participate in domestic online game operators, and it is not clear whether GAPPRFT and MIIT have regulatory authority over the ownership structures of online game companies based in China and online game operation in China. Therefore, the Group believes that its ability to direct the activities of VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

Use of estimates

<3> Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than temporary impairment, allowance for doubtful accounts and prepayment, revenue recognition, assessment of recoverability of long-lived assets and goodwill impairment, assessment of impairment of available-for-sale investments, assessment of impairment of other long-lived assets, fair value of redeemable noncontrolling interest, the fair value of the warrants, share-based compensation expense, consolidation of VIEs, valuation allowances for deferred tax assets and contingencies. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

Foreign currency translation

<4> Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The Group’s functional currency with the exception of its subsidiaries, Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea, is the RMB. The functional currency of Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea is United States Dollar (“US$”, or “US dollars”), United States Dollar, Singapore Dollar, Korean Won and Korean Won, respectively. Assets and liabilities of Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive loss in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in other income (expense) in the consolidated statements of operations and comprehensive loss.

Cash and cash equivalents

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly-liquid investments with an original maturity date of three months or less. At December 31, 2015 and 2016, cash equivalents were comprised primarily of bank deposits. Included in cash and cash equivalents as of December 31, 2015 and 2016 are amounts denominated in US Dollars totaling US$0.1 million and US$4.2 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB48.1 million and RMB10.0 million (US$1.4 million) as of December31, 2015 and 2016, respectively.

Allowance for doubtful accounts

<6> Allowance for doubtful accounts

Accounts receivable mainly consist of receivables from prepaid card distributors and third party game platforms, and are recorded net of allowance for doubtful accounts. The Group determines the allowances for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company provided allowance for doubtful accounts of RMB0.08 million, RMB0.7 million and nil in 2014, 2015 and 2016, respectively.

Prepaid royalties and deferred costs

<7> Prepaid royalties and deferred costs

Royalties paid to the licensors of games are initially recognized as prepaid royalties when paid and subsequently recognized as deferred costs upon the customers’ online registration and activation of their cards or online points. Royalties payable to the licensors or receivable from collection agents upon customers’ charging their accounts are initially recorded as deferred costs upon the customers’ online registration and activation of their cards or online points. Deferred costs are then ultimately recognized as cost of services in the consolidated statements of operations and comprehensive loss based upon the actual consumption of game premium features or usage of the game playing time by the customers or when the likelihood that the Group would provide further services to those customers becomes remote.

Investments in equity method investee and loan to equity method investee

<8>Investments in equity method investee and loan to equity method investee

Equity investments comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided loans to certain equity investees in order to provide to them financial support. If the Group’s share of losses of the undistributed losses exceeds the carrying amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance to the equity investees.

The Group assesses its equity investments and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

Available-for-sale investments

<9> Available-for-sale investments

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income.

When there is objective evidence that an available-for-sale investment is impaired, the cumulative losses from declines in fair value that had been recognized directly in other comprehensive income are removed from equity and recognized in earnings. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the current period operating results. When the Group determines that the impairment of an available-for-sale equity security is other-than-temporary, the Group recognizes an impairment loss in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group’s intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost.

Property, equipment and software

<10> Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	the shorter of respective term of the leases or the estimated useful lives of the leasehold improvements

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

Goodwill

<11> Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business acquisition. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In September 2011, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits us to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Group completes a two-step goodwill impairment test in December of each year. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Intangible assets

<12> Intangible assets

Intangible assets consist primarily of acquired game licenses and acquired game development costs from business combinations.

Acquired game licenses are amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which range from two to seven years. Amortization of acquired game licenses commences upon the monetization of the related online game.

The Group recognizes intangible assets acquired through business acquisitions as assets separate from goodwill. Acquired in-process research and development costs are initially considered an indefinite-lived asset. Subsequently, they are recorded as acquired game development cost upon completion of the research and development efforts and are amortized on a straight-line basis over the useful economic life of the relevant online game. Amortization of acquired game development cost commences upon the monetization of the related online game.

Land use right

<13> Land use right

Land use right represents operating lease prepayments to the PRC’s land bureau for usage of the parcel of land where the Group’s office building is located. Amortization is calculated using the straight-line method over the estimated land use right period of 44 years.

Impairment of long-lived assets and allowance on long-term receivables

<14> Impairment of long-lived assets and allowance on long-term receivables

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to that excess.

The Group determines an allowance on doubtful long-term receivables when facts and circumstances indicate that the long-term receivable is unlikely to be collected. When the collectability of the long-term receivable became likely subsequently, the Group reverses the allowance.

Revenue recognition

<15>Revenue recognition

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third party platform and overseas licensing of the online game to other operators. The Group recognizes revenues when persuasive evidence of an arrangement exists, services are delivered or performed, our price is fixed or determinable and collectability is reasonably assured.

Online game services to players on the Group’s game server

The Group sells its prepaid online points for its online game products directly to players via certain online payment platforms. The Group adopts virtual item / service consumption model for the online game services.

Players can access certain games free of charge, but may purchase game points to acquire in-game premium features. The distribution of points to players is typically made by sales of prepaid game cards and prepaid online points. Fees for prepaid game cards and prepaid online points are deferred when received. Revenue is recognized over the estimated life of the premium features or as the premium features are consumed.

For in-game premium features that are immediately consumed, revenue is recognized upon consumption. For premium features with a stated expiration time, which range from one to 180 days, revenue is recognized ratably over the period starting from when the feature is first used to the expiration time. For perpetual features with no predetermined expiration, revenue is recognized ratably over the estimated average lives of the perpetual features, which are typically less than one year. When estimating the average lives of the in-game perpetual features, the Group considers the average period that players typically play the game, other player behavior patterns, and factors including the acceptance and popularity of expansion packs, promotional events launched, and market conditions. Future usage patterns of players may differ from the historical usage patterns on which the virtual item / service consumption revenue recognition model is based. The Group continually monitors the operational statistics and usage patterns.

Online game operation services over third party platform

Certain social games, TV games, certain web games and certain MMOGS, have adopted the virtual item / service consumption model, and are launched on the third party game platforms and telecom carriers. Revenue from social and web games operated through third party game platforms are recognized upon consumption of the in-game premium features with the amount net of remittance to the third party game platforms as the Group does not set the pricing of the in-game currency of the third party game platforms.

Revenue from TV games operated through telecom carriers and certain MMOGS operated on the third party game platforms are recognized upon consumption of the in-game premium features based on the gross amount paid, as the Group is the primary obligor of the games operation. The remittance to the telecom carrier and third party game plat forms is recognized as costs of revenue when incurred.

Licensing revenue

The Group licenses certain proprietary online games to other game operators and receives license fees and royalty income in connection with their operation of the games. License fee revenue is recognized over the license period upon the commercialization of the game in the licensees’ market. Royalty income is recognized when earned, provided that collectability is reasonably assured.

Other revenues

Other revenues mainly include those generated from training. Training revenue include revenues generated from providing technical training to college students on mobile application programming. These revenues are recognized when delivery of the service has occurred or when services have been rendered and the collection of the related fees is reasonably assured.

Advances from customers and deferred revenue

<16>Advances from customers and deferred revenue

Online points that have been sold but not activated are recognized as advances from customers. Online points that have been activated but for which online game services will be rendered in the future are recognized as deferred revenue. Deferred revenue is recognized as income based upon the actual consumption of in-game premium features by players or when the likelihood that the Group would provide further online game service to those customers is remote.

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fee received in advance of the monetization of the game is recorded in advances from operators.

Convertible note and warrants

<17>Convertible note and warrants

Convertible Notes and Beneficial Conversion Feature (“BCF”)

The Group issued convertible notes and warrants in December 2015. The Group has evaluated whether the conversion feature of the notes is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the conversion feature is not considered an embedded derivative instrument subject to bifurcation as conversion option does not provide the holder of the notes with means to net settle the contracts. Convertible notes, for which the embedded conversion feature does not qualify for derivative treatment, are evaluated to determine if the effective rate of conversion per the terms of the convertible note agreement is below market value. In these instances, the value of the BCF is determined as the intrinsic value of the conversion feature is recorded as deduction to the carrying amount of the notes and credited to additional paid-in-capital. For convertible notes issued with detachable warrants, a portion of the note’s proceed is allocated to the warrant based on the fair value of the warrants at the date of issuance. The allocated fair value for the warrants and the value of the BCF are both recorded in the financial statements as a debt discount from the face amount of the notes, which is then accreted to interest expense over the life of the related debt using the effective interest method.

The Group has early adopted ASU 2015-3, simplifying the presentation of debt issuance costs to present the occurred debt issuance costs as a direct deduction from the convertible note rather than as an asset. Amortization of the costs is reported as interest expense.

Warrants

The Group accounts for the detachable warrants issued in connection with convertible notes under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock. The Group classifies warrants in its consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. The Group uses the Black-Scholes pricing model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. A small change in the estimates used may cause a relatively large change in the estimated valuation. The estimated volatility of the Group’s common stock at the date of issuance, and at each subsequent reporting period, is based on historic fluctuations in the Company’s stock price. The risk-free interest rate is based on United States Treasury zero-coupon issues with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is based on the historical pattern of exercises of warrants.

Cost of sales

<18>Cost of sales

Cost of sales consists primarily of online game royalties, payroll, sharing to third party game platform, telecom carries and other suppliers, depreciation, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, production costs for prepaid game cards, intangible assets amortization and other overhead expenses directly attributable to the services provided.

Product development costs

<19>Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. To date, the Group has essentially completed its software development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

For website and internally used software development costs, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development expenses, payroll, depreciation charge and other overhead expenses for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

Sales and marketing expenses

<20>Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB22.5million, RMB3.2 million and RMB2.5 million (US$0.4 million) for the years ended December 31, 2014, 2015and 2016, respectively, were expensed as incurred.

Government grants

<21>Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were RMB1.2 million, RMB0.3 million and RMB1.1 million (US$0.2 million) for the years ended December 31, 2014, 2015 and 2016, respectively, which were recorded in other income (expense) in the consolidated statements of operations and comprehensive loss.

Share-based compensation

<22>Share-based compensation

The Group has granted share-based compensation awards to certain employees under several equity plans. The Group measures the cost of employee services received in exchange for an equity award, based on the fair value of the award at the date of grant. Share-based compensation expense is recognized net of estimated forfeitures, determined based on historical experience. The Group recognizes share-based compensation expense over the requisite service period. For performance and market-based awards which also require a service period, the Group uses graded vesting over the longer of the derived service period or when the performance condition is considered probable. The Company determines the grant date fair value of stock options using a Black-Scholes-Merton option pricing model (the “Black-Scholes Model”) with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. The fair value of the stock options containing a market condition are estimated using a Monte Carlo simulation model. For options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States (“US”) government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period or in the case of market-based awards, over the greater of the vesting period or derived service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

For stock option modifications, the Group compares the fair value of the original award immediately before and after the modification. For modifications, or probable-to-probable vesting conditions, the incremental fair value of fully vested awards is recognized as expense on the date of the modification, with the incremental fair value of unvested awards recognized ratably over the new service period.

Leases

<23>Leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease periods.

Income taxes

<24>Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense.

Redeemable non-controlling interests

<25> Redeemable non-controlling interests

Redeemable non-controlling interests are equity interests of our consolidated subsidiary not attributable to the Group that has redemption features that are not solely within the Group’s control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable non-controlling interests adjusted for cumulative earnings (loss) allocations.

Noncontrolling interest

<26>Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests is presented as a separate component of equity in the consolidated balance sheet and modifies the presentation of net income by requiring earnings and other comprehensive income loss to be attributed to controlling and noncontrolling interest.

Loss per share

<27>Loss per share

Basic loss per share is computed by dividing net loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Segment reporting

<28>Segment reporting

The Group has one operating segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in the PRC, North America and other areas.

Certain risks and concentration

<29>Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2015 and 2016, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

Fair value measurements

<30>Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

Financial instruments

<31>Financial instruments

Financial instruments primarily consist of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, accounts payable, warrants, convertible notes, long-term accounts payable and long-term debt. The carrying value of the Group’s cash and cash equivalents, restricted cash, short-term investment, accounts receivable and accounts payable approximate their market values due to the short-term nature of these instruments. Warrants are recorded in the consolidated balance sheets based on fair value. The carrying value of long-term accounts payable approximates its fair value as the impact to discount the long-term payable with interest rate is insignificant. The carrying value of long-term debt approximates its fair value as its interest rates is at the same level of the current market yield for comparable loans. The carrying value of convertible notes as of December 31, 2016 was RMB197.3 million (US$28.4 million) and the fair value of the convertible notes was approximately RMB300.8 million (US$43.3 million) as of December 31, 2016.

Recent accounting pronouncements

<32> Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard update on revenue recognition that will be applied to all contracts with customers. The update requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects what it expects in exchange for the goods or services. It also requires more detailed disclosures to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued ASU No. 2015-14, deferring the effective date for ASU 2014-09 by one year, and thus, the new standard will be effective for fiscal years beginning after December 15, 2017, with early application permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The guidance allows for either a full retrospective or a modified retrospective transition method. The Group continues to evaluate the effect of these accounting pronouncements on its financial statements and will adopt this new guidance on January 1, 2018 using the modified retrospective application method.

In February 2015, the FASB issued ASU 2015-02 to respond to shareholder’s concerns about the current accounting for consolidation of certain legal entities. Stakeholders expressed concerns that current generally accepted accounting principles (GAAP) might require a reporting entity to consolidate another legal entity in situations in which the reporting entity’s contractual rights do not give it the ability to act primarily on its own behalf, the reporting entity does not hold a majority of the legal entity’s voting rights, or the reporting entity is not exposed to a majority of the legal entity’s economic benefits or obligations. Financial statement users asserted that in certain of those situations in which consolidation is ultimately required, deconsolidated financial statements are necessary to better analyze the reporting entity’s economic and operational results. Previously, the FASB issued an indefinite deferral for certain entities to partially address those concerns. However, the amendments in this Update rescind that deferral and address those concerns by making changes to the consolidation guidance. The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods thereafter. Early adoption is permitted.

In April 2015, the FASB issued ASU 2015-03 to simplify presentation of debt issuance costs, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments. The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The Group early adopted this guidance as of December 31, 2015. The adoption of this guidance did not have a material effect on the Group’s financial condition, results of operations and cash flows.

In May 2015, the FASB issued ASU 2015-07, Topic 820, and Fair Value Measurement, which permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using the net asset value per share of the investment. Currently, investments valued using the practical expedient are categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. For investments that are redeemable with the investee at a future date, a reporting entity must take into account the length of time until those investments become redeemable to determine the classification within the fair value hierarchy. The ASU is effective for fiscal years beginning after December 15, 2015, and interim periods thereafter. The adoption of this guidance did not have a material effect on the Group’s financial condition, results of operations and cash flows.

In November 2015, the FASB issued ASU 2015-17, to simplify the presentation of deferred income taxes, which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this Update apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this Update. The Group has adopted this guidance during the year ended December 31, 2015 with a retroactive application. The adoption of this guidance did not have a material effect on the Group’s financial condition, results of operations and cash flows.

In January 2016, the FASB issued ASU 2016-01, to improve and to achieve convergence of their respective standards on the accounting for financial instruments and enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The amendments in this Update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The Board also is addressing measurement of credit losses on financial assets in a separate project. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, which replaces existing lease guidance. The new standard is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet. The new guidance will continue to classify leases as either finance or operating, with classification affecting the pattern of expense recognition in the statement of income. The standard is effective for the Group beginning January 1, 2019, with early application permitted. The new standard is required to be applied with a modified retrospective approach to each prior reporting period presented with various optional practical expedients. The Group is currently evaluating the potential effects of this pronouncement.

In March 2016, the FASB issued ASU 2016-06, which clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. An entity should apply the amendments in this Update on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The adoption of this guidance did not have a material effect on the Group’s financial condition, results of operations and cash flows.

In March 2016, the FASB issued ASU 2016-07, which eliminates the requirement to retroactively adopt the equity method of accounting. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The adoption of this guidance did not have a material effect on the Group’s financial condition, results of operations and cash flows.

In March 2016, the FASB issued ASU 2016-09, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. The adoption of this guidance did not have a material effect on the Group’s financial condition, results of operations and cash flows.

In October 2016, the FASB issued ASU 2016-16, “Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory.” ASU 2016-16 modifies the current prohibition to recognize deferred income taxes from differences between the tax basis of assets in the buyer’s tax jurisdiction and their cost resulting from an intra-entity transfer from one tax-paying component to another tax-paying component of the same consolidated group. Under current GAAP, deferred income taxes for intra-entity asset transfers are not recognized until the asset is sold to an outside party. ASU 2016-16 allows entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. ASU 2016-16 is effective for fiscal years and interim periods beginning after December 15, 2017. For entities that issue interim financial statements and whose current fiscal year end date is December 31, 2016, early adoption can be made during the three month period ending March 31, 2017. The amendments in ASU 2016-16 should be applied on a modified retrospective basis through a cumulate-effect adjustment directly to retained earnings as of the beginning of the period of adoption. We are currently evaluating the amendments in ASU 2016-16 to determine the effect it will have on the Group’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU removes the requirement to perform a hypothetical purchase price allocation to measure goodwill impairment. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This standard is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019, with early adoption permitted for interim or annual goodwill impairments tests performed on testing dates after January 1, 2017. The Group is currently assessing the impact that the guidance will have on the Group’s financial condition and results of operations.